Pensions and Other Postretirement Benefits (Weighted-average Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.77%	3.51%	3.81%
Rate of compensation increase	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost	3.68%	4.11%	4.24%
Rate to determine interest cost	3.15%	3.15%	3.27%
Rate of compensation increase	2.75%	2.75%	2.75%
Expected return on plan assets	7.00%	7.00%	7.00%
Expected return on plan asset assumption to be used in future year (in hundredths)	7.00%
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value	5 years
Other postretirement benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.00%	3.59%	3.96%
Rate of compensation increase	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost	3.83%	4.43%	4.59%
Rate to determine interest cost	3.23%	3.29%	3.35%
Rate of compensation increase	2.75%	2.75%	2.75%